Organization and Operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Mar. 04, 2019	Feb. 20, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of common shares outstanding			79.80%
Accumulated deficit			$ (537,116)		$ (497,997)	$ (426,269)
Proceeds from issuance of initial public offering, net of commissions, underwriters' fees and offering costs				$ 78,226
Underwriting fees and issuance costs			58	8
Cash and cash equivalents			19,893		50,768	10,855
Net loss			(39,119)	$ (75,458)	$ (71,728)	$ (96,712)	$ (82,910)
Proceeds from initial funding under the development funding agreement with MVIL			20,000
Convertible Promissory Notes
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Conversion of convertible preferred shares into ordinary shares, Shares		175,210,373		175,210,373	175,210,373
Convertible Preferred Stock
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Conversion of convertible preferred shares into ordinary shares, Shares		91,600,398
IPO
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Issuance of ordinary shares, Shares		78,000,000
Proceeds from issuance of initial public offering, net of commissions, underwriters' fees and offering costs	$ 7,100	$ 78,000
Underwriting discounts and commissions			6,000
Underwriting fees and issuance costs			2,200
Net proceeds after deducting underwriting discounts and commissions			$ 76,900
IPO | American Depository Shares
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Issuance of ordinary shares, Shares	588,232	6,500,000
Shares issued price per share		$ 12.00